Balance Sheets (Parentheticals) - USD ($)	Dec. 31, 2015	Dec. 31, 2014
Discount on short-term notes payable (in Dollars)	$ 0	$ 194,097
Common stock, par value (in Dollars per share)	$ 0.01	$ 0.01
Common stock, shares authorized	100,000,000	100,000,000
Common stock, shares outstanding	5,206,428	3,092,766
Series A Convertible Preferred Stock [Member]
Preferred stock, par value (in Dollars per share)	$ 0.01	$ 0.01
Preferred stock, stated value (in Dollars per share)	$ 100	$ 100
Preferred stock, shares authorized	10,000,000	10,000,000
Preferred stock, shares outstanding	0	20,550
Series B Convertible Preferred Stock [Member]
Preferred stock, par value (in Dollars per share)	$ 0.01	$ 0.01
Preferred stock, shares authorized	10,000,000	10,000,000
Preferred stock, shares outstanding	1,895,010	0